S000018677 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
UBS Select Treasury Preferred Fund
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	3.13%	2.08%